Basis of Presentation and summary of significant accounting policies - Property and equipment (Details)	12 Months Ended
Sep. 30, 2021
Rental equipment | Minimum
Property and equipment
Useful economic life	1 year
Rental equipment | Maximum
Property and equipment
Useful economic life	5 years
Computer equipment | Minimum
Property and equipment
Useful economic life	3 years
Computer equipment | Maximum
Property and equipment
Useful economic life	5 years
Office furniture and fixtures | Minimum
Property and equipment
Useful economic life	5 years
Office furniture and fixtures | Maximum
Property and equipment
Useful economic life	10 years
Leasehold improvements | Minimum
Property and equipment
Useful economic life	1 year
Leasehold improvements | Maximum
Property and equipment
Useful economic life	7 years
Right-of-use vehicles
Property and equipment
Useful economic life	5 years
Right of use real estate leases | Minimum
Property and equipment
Useful economic life	1 year
Right of use real estate leases | Maximum
Property and equipment
Useful economic life	6 years